Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivables
Disclosure of trade and other receivables. [text block]

19.	Trade receivables

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Trade receivables, gross	336,136	346,683
Less: loss allowance	(54,023)	(103,560)
	282,113	243,123

Trade receivables are generally due for settlement within 30 days, except for those of IVD product sales up to 12 months. As of December 31, 2021 and 2022, majority of the trade receivables are aged within one year. The expected credit losses of trade receivables and the Group’s exposure to credit risk are disclosed in Note 3.1(b).